UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011
Shares		Value

	COMMON STOCK - 99.2%
	AEROSPACE/DEFENSE - 0.3%
2,400	Boeing Co.	$ 177,432

	AUTO PARTS & EQUIPMENT - 2.1%
32,500	Johnson Controls, Inc.	1,353,950

	BANKS - 8.0%
121,000	Bank of America Corp.	1,326,160
3,700	CIT Group, Inc. *	163,762
11,900	Goldman Sachs Group, Inc.	1,583,771
94,600	KeyCorp	788,018
10,900	M&T Bank Corp.	958,655
16,800	Wells Fargo & Co.	471,408
		5,291,774
	BEVERAGES - 0.5%
2,800	Coca-Cola Co.	188,412
8,000	Constellation Brands, Inc. *	166,560
		354,972
	CHEMICALS - 2.9%
52,100	Dow Chemical Co.	1,875,600

	COMMERCIAL SERVICES - 3.3%
7,300	Automatic Data Processing, Inc.	384,564
35,200	Equifax, Inc.	1,222,144
17,100	Verisk Analytics, Inc. - Cl. A *	592,002
		2,198,710
	COMPUTERS - 8.8%
9,800	Apple, Inc. *	3,289,566
14,700	International Business Machines Corp.	2,521,785
		5,811,351
	COSMETICS/PERSONAL CARE - 4.8%
12,200	Colgate-Palmolive Co.	1,066,402
32,800	Procter & Gamble Co.	2,085,096
		3,151,498
	DISTRIBUTION/WHOLESALE - 0.6%
3,600	Fossil, Inc. *	423,792

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
52,600	Charles Schwab Corp.	865,270
19,000	Discover Financial Services	508,250
6,100	Invesco, Ltd.	142,740
		1,516,260

Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value

	ELECTRIC - 6.9%
24,100	Consolidated Edison, Inc.	$ 1,283,084
11,000	Edison International	426,250
49,300	Northeast Utilities	1,733,881
39,200	PPL Corp.	1,090,936
		4,534,151
	ELECTRONICS - 1.7%
22,000	Agilent Technologies, Inc. *	1,124,420

	FOOD - 1.0%
5,800	Kellogg Co.	320,856
7,000	McCormick & Co., Inc.	346,990
		667,846
	GAS - 0.7%
21,100	NiSource, Inc.	427,275

	HEALTHCARE-PRODUCTS - 1.5%
14,700	Johnson & Johnson	977,844

	INSURANCE - 1.3%
15,900	MetLife, Inc.	697,533
2,500	Torchmark Corp.	160,350
		857,883
	INTERNET - 6.7%
11,000	Amazon.com, Inc. *	2,249,390
5,500	F5 Networks, Inc. *	606,375
1,500	Google, Inc. - Cl. A *	759,570
3,100	Netflix, Inc. *	814,339
		4,429,674
	MACHINERY-DIVERSIFIED - 2.1%
5,800	Cummins, Inc.	600,242
9,200	Rockwell Automation, Inc.	798,192
		1,398,434
	METAL FABRICATE/HARDWARE - 2.9%
11,600	Precision Castparts Corp.	1,909,940

	MINING - 2.0%
52,400	Alcoa, Inc.	831,064
12,600	Vulcan Materials Co.	485,478
		1,316,542
	MISCELLANEOUS MANUFACTURING - 1.7%
2,400	Dover Corp.	162,720
51,400	General Electric Co.	969,404
		1,132,124
Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value

	OIL & GAS - 7.6%
1,500	Chevron Corp.	$ 154,260
14,100	ConocoPhillips	1,060,179
33,400	Exxon Mobil Corp.	2,718,092
3,400	Hess Corp.	254,184
33,200	Valero Energy Corp.	848,924
		5,035,639
	PHARMACEUTICALS - 8.2%
31,800	Express Scripts, Inc. *	1,716,564
19,800	McKesson Corp.	1,656,270
23,300	Medco Health Solutions, Inc. *	1,316,916
8,300	Perrigo Co.	729,321
		5,419,071
	PIPELINES - 3.6%
53,600	El Paso Corp.	1,082,720
17,800	Oneok, Inc.	1,317,378
		2,400,098
	REITS - 1.4%
34,600	Annaly Capital Management, Inc.	624,184
3,000	Boston Properties, Inc.	318,480
		942,664
	RETAIL - 3.7%
600	AutoZone, Inc. *	176,910
15,300	Family Dollar Stores, Inc.	804,168
35,500	Home Depot, Inc.	1,285,810
2,000	Ross Stores, Inc.	160,240
		2,427,128
	SAVINGS & LOANS - 1.0%
42,600	New York Community Bancorp, Inc.	638,574

	SEMICONDUCTORS - 0.4%
5,000	Altera Corp.	231,750

	SOFTWARE - 3.0%
3,500	Informatica Corp. *	204,505
11,800	Salesforce.com, Inc. *	1,757,964
		1,962,469
	TELECOMMUNICATIONS - 5.0%
17,000	American Tower Corp. *	889,610
23,900	AT&T Inc.	750,699
43,800	Verizon Communications, Inc.	1,630,674
		3,270,983
	TEXTILES - 0.3%
6,000	Cintas Corp.	198,180

Wintrust Capital Disciplined Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value

	TRANSPORTATION - 2.9%
26,500	United Parcel Service, Inc. - Cl. B	$ 1,932,645

	TOTAL COMMON STOCK (Cost - $61,021,699)	65,390,673

	SHORT-TERM INVESTMENTS - 0.6%
416,097	Goldman Sachs Financial Square Funds - Treasury Instrument Fund - 0.00%+	416,097
	(Cost - $416,097)

	TOTAL INVESTMENTS - 99.8% (Cost - $61,437,796)	$ 65,806,770
	OTHER ASSETS LESS LIABILITIES - 0.2%	113,394
	NET ASSETS - 100.0%	$ 65,920,164

+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2011

At June 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 5,782,683
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(1,413,709)
Net unrealized appreciation:		$ 4,368,974

Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2011
Shares		Value

	COMMON STOCK - 98.5%
	BANKS - 1.0%
31,650	FIRST PACTRUST BANCORP, INC.	$ 470,319

	APPAREL - 3.0%
46,530	Carter's, Inc. *	1,431,263

	BANKS - 7.7%
85,883	Banco Latinoamericano de Comercio Exterior SA	1,487,494
12,392	Cass Information Systems, Inc.	467,922
15,605	Home Capital Group, Inc.	837,369
112,563	Nara Bancorp, Inc. *	915,137
		3,707,922
	CHEMICALS - 2.0%
28,659	Arch Chemicals, Inc.	987,016

	COMMERCIAL SERVICES - 5.4%
6,122	MAXIMUS, Inc.	506,473
7,760	Morningstar, Inc.	471,653
27,427	Parexel International Corp. *	646,180
33,514	Transcend Services, Inc. *	984,976
		2,609,282
	DISTRIBUTION/WHOLESALE - 1.9%
51,785	Ingram Micro, Inc. *	939,380

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
19,295	Waddell & Reed Financial, Inc.	701,373

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
38,140	Insteel Industries, Inc.	478,276
24,940	Littelfuse, Inc.	1,464,477
		1,942,753
	ELECTRONICS - 12.6%
43,383	Benchmark Electronics, Inc. *	715,820
14,870	Brady Corp.	476,732
59,954	Electro Scientific Industries, Inc. *	1,157,112
27,864	Rofin-Sinar Technologies, Inc. *	951,556
41,906	Stoneridge, Inc. *	617,694
20,577	Tech Data Corp. *	1,006,010
67,972	Vishay Precision Group, Inc. *	1,147,367
		6,072,291
	HAND/MACHINE TOOLS - 2.5%
110,723	Hardinge, Inc.	1,207,988

Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value
	HEALTHCARE-PRODUCTS - 5.6%
22,060	Arthrocare Corp. *	$ 738,348
10,786	ICU Medical, Inc. *	471,348
44,796	Medtox Scientific, Inc.	782,586
24,861	PSS World Medical, Inc. *	696,357
		2,688,639
	HEALTHCARE-SERVICES - 5.4%
22,210	Healthspring, Inc. *	1,024,103
64,600	US Physical Therapy, Inc.	1,597,558
		2,621,661
	HOLDING COMPANIES-DIVERSIFIED - 1.2%
45,490	57th Street General Acquisition Corp. *	591,370

	HOUSEHOLD PRODUCTS/WARES - 1.5%
64,214	AT Cross Co. *	731,397

	INSURANCE - 6.7%
196,733	Maiden Holdings, Ltd.	1,790,270
10,240	RenaissanceRe Holdings, Ltd.	716,288
22,180	WR Berkley Corp.	719,519
		3,226,077
	INTERNET - 3.0%
51,993	j2 Global Communications, Inc. *	1,467,762

	MEDIA - 1.5%
64,932	Courier Corp.	717,499

	MISCELLANEOUS MANUFACTURING - 4.8%
65,250	Fabrinet *	1,584,270
28,429	FreightCar America, Inc. *	720,391
		2,304,661
	OIL & GAS - 0.9%
7,640	Contango Oil & Gas Co. *	446,482

	OIL & GAS SERVICES - 4.9%
145,464	Cal Dive International, Inc. *	869,875
4,990	SEACOR Holdings, Inc.	498,800
230,080	Xtreme Coil Drilling Corp. *	994,850
		2,363,525
	PACKAGING & CONTAINERS - 1.7%
12,647	Rock-Tenn Co.	839,002

	PHARMACEUTICALS - 2.8%
120,140	Schiff Nutrition International, Inc.	1,344,367

Wintrust Capital Small Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011
Shares		Value
	RETAIL - 7.4%
17,943	Childrens Place Retail Stores, Inc. *	$ 798,284
87,617	Collective Brands, Inc. *	1,287,094
52,416	Rush Enterprises, Inc. *	997,476
44,801	Sonic Corp. *	476,235
		3,559,089
	SAVINGS & LOANS - 2.1%
39,277	Capitol Federal Financial, Inc.	461,898
39,273	ViewPoint Financial Group	541,967
		1,003,865
	SEMICONDUCTORS - 3.1%
38,703	MKS Instruments, Inc.	1,022,533
45,445	Rudolph Technologies, Inc. *	486,716
		1,509,249
	TRANSPORTATION - 4.4%
84,570	Arkansas Best Corp.	2,006,846
17,541	Rand Logistics, Inc. *	128,751
		2,135,597

	TOTAL COMMON STOCK (Cost - $44,101,293)	47,619,829

	TOTAL INVESTMENTS - 98.5% (Cost - $44,101,293)	$ 47,619,829
	OTHER LIABILITIES LESS ASSETS - 1.5%	713,755
	NET ASSETS - 100.0%	$ 48,333,584

* Non-Income Producing Security

At June 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 4,818,313
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(1,299,777)
Net unrealized appreciation:		$ 3,518,536

Wintrust Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011  for the Fund’s assets and liabilities measured at fair value:

Wintrust Capital Small Cap Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 47,619,829	-	$ -	$ 47,619,829
Total	$ 47,619,829	$ -	$ -	$ 47,619,829

Wintrust Capital Disciplined Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 65,390,673	-	$ -	$ 65,390,673
Short Term Investments	$ 416,097	-	-	$ 416,097
Total	$ 65,806,770	$ -	$ -	$ 65,806,770

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

       */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

      */s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/11

By

      */s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/11